Segment information (Tables)	9 Months Ended
Sep. 30, 2025
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of September 30, 2025, and December 31, 2024, on a segmented basis:

	As at September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	6,485,170	2,858,066	9,343,236
Non-current assets	4,809,992	—	4,809,992
Current liabilities	6,646,480	—	6,646,480
Non-current liabilities	—	—	—

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992
Non-current liabilities	—	—	—
	For the nine months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(69,438)	(188,931)	(258,369)
Total operating expenses	12,928,428	561	12,928,989
Net (loss) income	(23,442,178)	188,370	(23,253,808)

	For the three months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(44,710)	(55,710)	(100,420)
Total operating expenses	4,678,014	113	4,678,127
Net (loss) income	(4,803,197)	55,597	(4,747,600)

	For the nine months ended September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(1,998)	(438,818)	(440,816)
Total operating expenses	9,894,725	307	9,895,032
Net (loss) income	(9,897,762)	438,511	(9,459,251)

	For the three months ended September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(14,107)	(149,761)	(163,868)
Total operating expenses	4,181,008	62	4,181,070
Net (loss) income	(4,165,026)	149,699	(4,015,327)